Liquidity and capital resources (Details Narrative) - Titan Holdings Corp [Member]	Dec. 31, 2025 USD ($)
Restructuring Cost and Reserve [Line Items]
Loss from Operations	$ 6,576
Cash	0
Working capital deficit	6,576
Accumulated deficit	$ 6,576